Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	kr (26,104)	kr 19,112	kr 22,980
Adjustments to reconcile net income to cash	51,710	17,638	17,143
Cash flows from (used in) Operations	25,606	36,750	40,123
Changes in operating net assets
Inventories	9,304	(7,740)	(5,565)
Customer ﬁnance, current and non-current	(1,708)	(1,732)	34
Trade receivables and contract assets	6,333	4,766	1,551
Trade payables	(10,037)	(1,995)	1,385
Provisions and post-employment beneﬁts	1,308	2,339	(118)
Contract liabilities	(7,088)	5,794	4,014
Other operating assets and liabilities, net	(10,111)	(813)	2,701
Net changes in operating assets and liabilities	(11,999)	619	4,002
Interest received	1,218	344	8
Interest paid	(2,280)	(1,250)	(974)
Taxes paid	(5,368)	(5,600)	(4,094)
Cash ﬂow from operating activities	7,177	30,863	39,065
Investing activities
Investments in property, plant and equipment	(3,297)	(4,477)	(3,663)
Sales of property, plant and equipment	163	249	115
Acquisitions of subsidiaries and other operations	(1,515)	(51,995)	(389)
Divestments of subsidiaries and other operations	(625)	307	448
Product development	(2,173)	(1,720)	(962)
Purchase of interest-bearing securities	(15,304)	(13,582)	(35,415)
Sale of interest-bearing securities	11,739	40,541	20,114
Other investing activities	2,299	(3,720)	(131)
Cash ﬂow from investing activities	(8,713)	(34,397)	(19,883)
Financing activities
Proceeds from issuance of borrowings	19,728	10,755	7,882
Repayment of borrowings	(7,884)	(16,029)	(5,791)
Sale of own shares	0		42
Dividends paid	(9,104)	(8,415)	(6,889)
Repayment of lease liabilities	(2,857)	(2,593)	(2,368)
Other ﬁnancing activities	1,124	352	(2,183)
Cash ﬂow from ﬁnancing activities	1,007	(15,930)	(9,307)
Effect of exchange rate changes on cash	(2,630)	3,763	563
Net change in cash and cash equivalents	(3,159)	(15,701)	10,438
Cash and cash equivalents, beginning of period	38,349	54,050	43,612
Cash and cash equivalents, end of period	kr 35,190	kr 38,349	kr 54,050